Bank of America Corporate Center 100 North Tryon Street Suite 4000 Charlotte, NC 28202-4025 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com

VIA EDGAR

March 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	The Westport Funds (“Registrant”)
File Nos. 333-35821 and 811-08359

Ladies and Gentlemen,

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 15 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 17 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment is being filed primarily for the purpose of implementing the Registrant’s compliance with the disclosure requirements adopted by the Securities and Exchange Commission in Investment Company Act Release No. 28485 (Jan. 13, 2009).

No fees are required in connection with this filing.  Should you have any questions, feel free to contact me at 704.339.3151.

Sincerely,

/s/ Frederick Sherley
Frederick Sherley

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